Net Income (Loss) Per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	10,351,772	8,735,847
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	4,350	35,731
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	10,347,422	8,105,221
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share		594,895